UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4992

MFS HIGH YIELD MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2015

MFS® HIGH YIELD MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS

8/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)

Municipal Bonds - 152.6%
Alabama - 1.9%
Alabama Incentives Financing Authority Special Obligation, “A”, 5%, 9/01/37	$65,000	$71,600
Birmingham, AL, Waterworks Board Water Rev., “A”, 5.125%, 1/01/34 (Prerefunded 1/01/19)	220,000	249,209
Birmingham, AL, Waterworks Board Water Rev., “A”, ASSD GTY, 5.125%, 1/01/34	375,000	413,235
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	60,000	64,813
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/25	10,000	6,505
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	105,000	65,100
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	150,000	75,538
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	210,000	72,967
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	400,000	130,212
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	20,000	20,065
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	50,000	51,961
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	65,000	69,330
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	70,000	76,182
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	75,000	83,107
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	115,000	127,701
Montgomery, AL, Medical Clinic Board Health Care Facility Rev. (Jackson Hospital & Clinic), 5.25%, 3/01/36	825,000	833,366
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	175,000	187,682

		$2,598,573
Arizona - 2.4%
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	$100,000	$100,922
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	165,000	162,972
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	135,000	141,311
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	65,000	63,866
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	125,000	119,390
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	350,000	357,497
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	220,000	220,453
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	155,000	150,621
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	170,000	160,444
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	115,000	127,273
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	180,000	200,826
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	345,000	337,741
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	260,000	257,852
Surprise, AZ, Municipal Property Corp., 4.9%, 4/01/32	700,000	711,487
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	90,000	97,219
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	70,000	75,488

		$3,285,362
Arkansas - 0.6%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$30,000	$32,951
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	50,000	55,044
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	485,000	110,871
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	505,000	547,758
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	125,000	135,080

		$881,704
California - 14.0%
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/29	$2,195,000	$1,399,554
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	275,000	158,799
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	280,000	154,910
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	560,000	296,542
California Department of Water Resources, Center Valley Project Rev., “AJ”, 5%, 12/01/35	1,010,000	1,147,714

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Educational Facilities Authority Rev., 5%, 2/01/26	$235,000	$244,259
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/31	145,000	160,589
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 10/01/38	1,270,000	1,415,098
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	185,000	211,575
California Health Facilities Financing Authority Rev. (Sutter Health), “B”, 5.875%, 8/15/31	660,000	777,143
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	1,340,000	1,377,105
California Housing Finance Agency Rev. (Home Mortgage), “G”, 5.5%, 8/01/42	65,000	66,834
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	50,000	50,186
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	155,000	211,485
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	335,000	439,011
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	100,000	109,086
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	35,000	37,829
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 6/01/23 (Put Date 12/01/17)	135,000	144,293
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 11/01/23	655,000	666,423
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	420,000	441,029
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	275,000	283,041
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	1,025,000	1,168,295
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	35,000	36,631
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	100,000	102,097
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	115,000	117,591
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	50,491	1
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	40,000	40,505
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/49	55,000	55,542
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	215,000	236,878
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	100,000	108,016
California Statewide Communities Development Authority Rev. (Catholic Healthcare West), “K”, ASSD GTY, 5.5%, 7/01/41	625,000	663,819
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	735,000	744,452
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	110,000	111,318
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	125,000	125,330
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	245,000	281,025
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	300,000	256,137
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	170,000	184,887
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	50,000	52,842
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	30,000	32,467
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	65,000	71,768
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	35,000	39,072
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	35,000	35,237
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	85,000	85,447
Los Angeles, CA, Department of Water & Power Rev. (Power System), “B”, 5%, 7/01/38	355,000	399,790
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	165,000	185,122
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	890,000	972,654
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/28	365,000	428,156
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	25,000	27,152
State of California, 5.25%, 10/01/28	335,000	390,382
State of California, 5.25%, 9/01/30	790,000	914,164
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	105,000	105,244
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	335,000	363,629
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., Capital Appreciation, “A”, NATL, 0%, 9/01/24	1,325,000	870,962

		$18,999,117

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - 3.9%
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	$40,000	$43,901
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	35,000	38,329
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	65,000	72,318
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	75,000	81,350
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	375,000	440,779
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	475,000	481,674
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	150,000	159,387
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	100,000	109,475
Colorado Housing & Finance Authority, “A”, 5.5%, 11/01/29	5,000	5,167
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	630,000	711,094
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/41	300,000	338,037
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	475,000	494,955
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	100,000	107,251
E-470 Public Highway Authority, CO, Capital Appreciation, “B”, NATL, 0%, 9/01/18	1,500,000	1,422,045
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	25,000	32,890
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	689,000	692,135

		$5,230,787
Connecticut - 0.3%
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45	$395,000	$357,799

Delaware - 0.7%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/34	$85,000	$86,980
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/44	95,000	98,840
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/49	110,000	113,622
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 6/01/28	665,000	665,226

		$964,668
District of Columbia - 1.9%
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 6/01/37	$655,000	$665,133
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	110,000	125,536
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	45,000	51,683
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	70,000	69,890
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	65,000	64,195
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	40,000	39,594
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	130,000	129,585
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	670,000	656,660
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	775,000	733,514

		$2,535,790
Florida - 9.0%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$65,000	$70,845
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	170,000	186,561
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	115,000	127,126
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	85,000	87,783
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	40,000	41,332
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	60,000	62,522
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	540,000	593,611
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	210,000	212,430
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	90,000	89,459
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	180,000	178,837
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 7%, 7/15/32 (d)(q)	600,000	120,018
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	335,000	368,188
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	485,000	571,340

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	$100,000	$100,423
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	140,000	140,087
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	135,000	146,370
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	185,000	199,169
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	65,000	73,188
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/20	305,000	350,347
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	115,000	116,650
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	240,000	243,094
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 8.5%, 6/15/44	445,000	513,953
Florida State University Board of Governors, System Improvement Rev., 6.25%, 7/01/30	1,000,000	1,140,100
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	305,000	319,073
Homestead, Community Development District, FL, Special Assessment, “A”, 6%, 5/01/37	365,000	358,759
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	170,000	186,543
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	150,000	164,475
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	205,000	224,448
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	100,000	99,505
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	155,000	151,728
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	280,000	282,142
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	80,000	81,221
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	195,000	202,238
Mid-Bay Bridge Authority, FL, Springing Lien Rev., “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	445,000	581,975
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	175,000	184,909
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	115,000	132,863
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	100,000	100,441
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	105,000	121,287
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/44	190,000	199,261
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	280,000	294,364
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	85,000	96,383
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	125,000	142,164
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	610,000	678,021
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	20,000	22,490
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	20,000	22,121
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	40,000	43,843
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	125,000	137,088
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	335,000	354,316
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	130,000	136,965
Tampa, FL (University of Tampa Project), 5%, 4/01/40	80,000	86,513
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	310,000	301,053
Trout Creek Community Development District, FL, Capital Improvement Rev. , 5.5%, 5/01/35	170,000	166,389
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	110,000	110,969
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 5/01/37 (a)(d)	960,000	528,000

		$12,244,980
Georgia - 2.7%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$95,000	$103,905
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	95,000	103,482
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.4%, 1/01/20	500,000	501,870
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	370,000	443,068
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	200,000	245,860
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	45,000	48,600
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	80,000	85,928

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	$90,000	$95,691
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	15,000	17,478
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/22	660,000	752,974
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	335,000	394,258
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	150,000	170,037
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	20,000	21,877
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	265,000	277,460
Savannah, GA, Economic Development Authority Rev. (AASU Student Union LLC), ASSD GTY, 5.125%, 6/15/39	335,000	364,021

		$3,626,509
Guam - 0.4%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$295,000	$322,939
Guam Government, “A”, 7%, 11/15/39	90,000	110,099
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	25,000	25,967
Guam International Airport Authority Rev., “C”, 5%, 10/01/17	45,000	48,141

		$507,146
Hawaii - 0.6%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	$140,000	$175,391
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	390,000	443,684
State of Hawaii, “DZ”, 5%, 12/01/31	200,000	230,998

		$850,073
Idaho - 2.8%
Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2/15/21	$2,750,000	$3,480,373
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	210,000	210,235
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	110,000	110,112

		$3,800,720
Illinois - 10.5%
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 1/01/18	$155,000	$154,468
Bolingbrook, IL, Sales Tax Rev., 6.25%, 1/01/24	500,000	497,260
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	55,000	55,029
Chicago, IL, “A”, AGM, 5%, 1/01/22	45,000	45,172
Chicago, IL, “A”, AGM, 5%, 1/01/22	445,000	449,352
Chicago, IL, “A”, AGM, 5%, 1/01/23	285,000	287,451
Chicago, IL, “A”, AGM, 5%, 1/01/25	40,000	40,345
Chicago, IL, “A”, AGM, 5%, 1/01/27	20,000	20,178
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	55,000	54,995
Chicago, IL, “A”, AGM, 5%, 1/01/34	190,000	189,985
Chicago, IL, “A”, AGM, 5%, 1/01/37	325,000	323,710
Chicago, IL, “B”, AGM, 5%, 1/01/23	50,000	50,546
Chicago, IL, “B”, AGM, 5%, 1/01/17	165,000	165,632
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	375,000	377,183
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	80,000	89,752
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	40,000	44,848
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	155,000	172,662
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/29	165,000	177,713
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/30	330,000	353,724
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	60,000	64,039
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	250,000	250,838
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	850,000	907,698
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	200,000	202,044
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	215,000	217,645
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	30,000	32,076

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	$185,000	$193,837
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	485,000	588,484
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	200,000	234,886
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	670,000	720,498
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	485,000	592,495
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/35	420,000	456,364
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	1,000,000	1,004,370
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	240,000	273,238
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	615,000	702,810
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	1,365,000	1,604,080
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	197,000	199,167
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	130,000	139,191
State of Illinois, NATL, 5%, 1/01/19	105,000	106,193
University of Illinois Rev. (Auxiliary Facilities Systems), “A”, 5.125%, 4/01/29	1,880,000	2,141,602

		$14,181,560
Indiana - 5.3%
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/18	$230,000	$256,432
Indiana Finance Authority Rev. (BHI Senior Living), “A”, 6%, 11/15/41	275,000	306,413
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	205,000	222,353
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	305,000	323,050
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	40,000	42,842
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	100,000	104,302
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	180,000	191,371
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	460,000	481,353
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	125,000	130,295
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	85,000	88,126
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	155,000	162,597
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	1,745,000	1,783,041
Indiana Health & Educational Facilities Finance Authority Rev. (Sisters of St. Francis Health Services, Inc.), “E”, AGM, 5.25%, 5/15/41	660,000	700,894
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37 (Prerefunded 3/01/17)	490,000	525,912
Indiana Health & Educational Facility Authority Hospital Rev. (Community Foundation), 5.5%, 3/01/37	455,000	476,003
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	300,000	345,261
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	260,000	312,991
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	605,000	732,268

		$7,185,504
Iowa - 0.8%
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	$205,000	$216,494
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	185,000	193,745
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	35,000	36,650
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	135,000	145,797
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	135,000	145,836
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	20,000	21,486
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	260,000	279,219

		$1,039,227
Kansas - 0.8%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$320,000	$338,838
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	200,000	208,290
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	100,000	103,313
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	170,000	184,159
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	35,000	35,005
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	200,000	220,232

		$1,089,837

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kentucky - 3.2%
Kentucky Counties Single Family Mortgage Rev., “A”, NATL, 9%, 9/01/16	$5,000	$5,024
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	130,000	132,929
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	80,000	82,291
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 8/15/24	300,000	328,776
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	100,000	110,170
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	570,000	648,860
Louisville & Jefferson County, KY, Metro Government Health Facilities Rev. (Jewish Hospital & St. Mary’s Healthcare), 6.125%, 2/01/37 (Prerefunded 2/01/18)	1,315,000	1,482,360
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	1,265,000	1,299,041
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	205,000	231,705

		$4,321,156
Louisiana - 3.0%
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2/01/27	$1,000,000	$1,004,040
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	300,000	343,002
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	185,000	209,962
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	100,000	99,757
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	315,000	313,690
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	420,000	417,707
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	605,000	655,584
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	240,000	260,671
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	105,000	112,599
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	605,000	636,024

		$4,053,036
Maine - 0.3%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$360,000	$371,833

Maryland - 0.8%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$140,000	$148,201
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System, Inc.), “A”, 6.75%, 7/01/39 (Prerefunded 7/01/19)	735,000	891,063

		$1,039,264
Massachusetts - 5.7%
Boston, MA, Metropolitan Transit Parking Corp., Systemwide Parking Rev., 5.25%, 7/01/36	$300,000	$345,252
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	695,000	718,936
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	130,267	125,379
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	31,732	30,284
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	8,656	7,372
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	43,059	253
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	100,000	107,415
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	100,000	107,891
Massachusetts Development Finance Agency Rev. (The Broad Institute, Inc.), “A”, 5.25%, 4/01/37	580,000	662,279
Massachusetts Development Finance Agency Rev. (Tufts Medical Center), “I”, 7.25%, 1/01/32	445,000	534,142
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	410,000	416,376
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	705,000	711,712
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	85,000	99,288
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	150,000	150,912
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	105,000	104,972

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	$240,000	$252,871
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	25,000	28,149
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “E”, 6.75%, 10/01/33	250,000	251,408
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	150,000	150,984
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	725,000	835,824
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 7/01/39	455,000	508,899
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	40,000	43,533
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	185,000	185,463
Massachusetts School Building Authority, Dedicated Sales Tax Rev., AMBAC, 4.75%, 8/15/32	840,000	890,635
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “B”, 5%, 10/15/32	390,000	449,561

		$7,719,790
Michigan - 3.0%
Detroit, MI, Sewage Disposal System Rev., “B”, NATL, 5.5%, 7/01/22	$955,000	$1,104,706
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	580,000	621,151
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	15,000	15,347
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	15,000	15,298
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	30,000	31,450
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	40,000	41,849
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	135,000	143,581
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	65,000	69,233
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	100,000	109,635
Michigan Finance Authority Rev. (Trinity Health Corp.), 5%, 12/01/35	1,000,000	1,109,550
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 9/01/39 (Prerefunded 9/01/18)	485,000	589,678
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	35,000	37,963
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	40,000	44,738
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	30,000	32,395
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	90,000	96,608

		$4,063,182
Minnesota - 0.0%
Minneapolis & St. Paul, MN, Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 12/01/38	$55,096	$55,152

Mississippi - 2.1%
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 4/01/22	$1,255,000	$1,261,275
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/28	120,000	134,776
Mississippi Home Corp., Rev. (Kirkwood Apartments), 6.8%, 11/01/37	600,000	415,680
Mississippi State University, Educational Building Corp. Rev., 5%, 8/01/36	440,000	489,896
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 9/01/32	220,000	245,320
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 9/01/36	80,000	89,849
V Lakes Utility District, MS, Water Systems Rev., 7%, 7/15/37	275,000	275,173

		$2,911,969
National - 1.2%
Charter Mac Equity Issuer Trust, FHLMC, 6%, 10/31/52 (n)	$1,000,000	$1,128,150
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16 (z)	455,481	454,825

		$1,582,975
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	$150,000	$147,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Hampshire - 0.9%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$585,000	$653,509
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	100,000	100,371
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 6/01/21	530,000	536,360

		$1,290,240
New Jersey - 10.4%
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	$160,000	$170,398
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	65,000	69,021
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	995,000	997,836
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	950,000	1,135,630
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	30,000	30,427
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	65,000	66,203
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	80,000	85,214
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	95,000	99,683
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	35,000	36,158
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/26	500,000	528,275
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	500,000	528,275
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project) , 5.375%, 1/01/43	255,000	273,110
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	40,000	45,830
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	40,000	44,090
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	125,000	137,591
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	425,000	443,730
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	365,000	397,522
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	515,000	559,259
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	105,000	117,479
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	535,000	598,585
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	1,925,000	1,924,981
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	3,405,000	2,552,729
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	3,355,000	2,541,614
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	3,015,000	753,931
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	35,000	8,360

		$14,145,931
New Mexico - 0.5%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$500,000	$550,685
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	85,000	85,186

		$635,871
New York - 8.2%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$135,000	$153,700
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Buffalo State College), “A”, 5.375%, 10/01/41	200,000	220,516
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	100,000	100,561
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	280,000	296,688
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	360,000	376,416
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	370,000	421,597
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	65,000	71,012
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	165,000	178,019
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	80,000	85,842
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	190,000	217,039
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	115,000	129,964
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	100,000	103,904
New York Dormitory Authority, State Sales Tax Rev., “A”, 5%, 3/15/44	690,000	780,500

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Environmental Facilities Corp., Clean Drinking Water Revolving Funds, 5%, 6/15/41	$685,000	$766,125
New York Environmental Facilities, “C”, 5%, 5/15/41	945,000	1,044,433
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	540,000	540,751
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	395,000	415,161
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	220,000	260,337
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	545,000	615,888
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.75%, 8/01/31	385,000	408,520
New York, NY, City Transitional Finance Authority Building Aid Rev., “S-3”, 5.25%, 1/15/39	440,000	488,466
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “DD”, 4.75%, 6/15/35	790,000	835,702
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	725,000	730,104
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	30,000	31,903
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	25,000	26,184
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	255,000	262,716
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	255,000	296,397
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	290,000	337,079
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	370,000	375,576
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/44	330,000	336,395
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	250,000	246,983

		$11,154,478
North Carolina - 1.7%
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2/01/38	$885,805	$895,939
New Hanover County, NC, Hospital Rev., AGM, 5.125%, 10/01/31	895,000	986,738
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	55,000	59,383
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	70,000	72,968
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	45,000	46,661
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	75,000	75,167
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	110,000	123,701

		$2,260,557
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), B”, 4%, 1/01/36	$120,000	$130,204

Ohio - 5.8%
Bowling Green, OH, Student Housing Rev. (State University Project), 5.75%, 6/01/31	$175,000	$186,947
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	230,000	187,462
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	2,495,000	1,999,244
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	1,800,000	1,563,786
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	590,000	664,600
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	130,000	148,256
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/34	120,000	129,254
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/44	195,000	208,178
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	760,000	854,962
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), 5.625%, 8/15/29	70,000	77,196
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), 5.625%, 8/15/29 (Prerefunded 8/15/18)	365,000	414,990
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	195,000	204,512
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	100,000	103,648
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	195,000	201,921
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	35,000	37,512
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/32	300,000	320,565
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	95,000	96,187

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	$120,000	$120,608
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	140,000	146,177

		$7,666,005
Oklahoma - 1.2%
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	$155,000	$160,516
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	90,000	92,672
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/36	235,000	241,279
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	305,000	313,693
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	55,000	58,149
Tulsa, OK, Municipal Airport Trust Rev., 5%, 6/01/35 (Put Date 6/01/25)	105,000	113,605
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	175,000	186,613
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	385,000	410,549

		$1,577,076
Oregon - 0.7%
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 10/01/26 (n)	$650,000	$659,321
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	90,000	95,692
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	20,000	22,407
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	90,000	99,047
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	110,000	117,171

		$993,638
Pennsylvania - 9.4%
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A”, 5.375%, 8/15/29	$440,000	$491,867
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	100,000	104,901
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	420,000	435,872
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	90,000	91,318
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	120,000	121,099
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	35,000	36,547
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	135,000	143,537
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	290,000	299,993
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	625,000	727,506
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	70,000	79,580
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	40,000	41,354
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	20,000	20,589
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	25,000	26,576
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	35,000	36,574
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	50,000	57,880
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	15,000	16,585
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	1,135,000	1,259,453
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/37	955,000	340,438
Luzerne County, PA, AGM, 6.75%, 11/01/23	435,000	513,665
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	75,000	77,322
Montgomery County, PA, Industrial Development Authority Retirement Community Rev. (ACTS Retirement - Life Communities, Inc.), 5%, 11/15/28	350,000	373,597
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	645,000	690,285
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	935,000	925,884
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/50	260,000	259,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	$40,000	$46,032
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	100,000	108,259
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	815,000	869,768
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	335,000	370,801
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	80,000	85,794
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	50,000	55,220
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	230,000	240,923
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	320,000	336,880
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	100,000	111,742
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	110,000	126,023
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	140,000	157,003
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	135,000	153,769
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 4/01/28	915,000	918,093
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	30,000	31,940
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	55,000	57,518
Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community), “A”, 5.875%, 1/01/32 (Prerefunded 1/01/16)	600,000	611,340
Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement Community), “A”, 5.75%, 1/01/26 (Prerefunded 1/01/16)	1,250,000	1,273,100

		$12,725,930
Puerto Rico - 2.7%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$60,000	$54,064
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	5,000	4,746
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	85,000	83,528
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	30,000	29,510
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	30,000	30,363
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	235,000	232,549
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	15,000	15,182
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	10,000	10,165
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	140,000	129,146
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	5,000	4,541
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	15,000	14,687
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	65,000	61,532
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	20,000	19,661
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	420,000	395,913
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	45,000	44,162
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	30,000	29,117
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	15,000	13,667
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	50,000	47,067
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	60,000	54,967
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	115,000	100,340
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	65,000	57,990
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	75,000	64,012

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	$65,000	$53,468
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	55,000	46,665
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	45,000	32,960
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	25,000	18,296
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	185,000	169,477
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	35,000	31,714
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	115,000	101,626
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	70,000	61,677
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	35,000	34,537
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	100,000	98,800
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	35,000	34,587
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	80,000	102,710
Puerto Rico Public Finance Corp., “E”, ETM, 6%, 8/01/26	820,000	1,052,773
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	450,000	281,831

		$3,618,030
Rhode Island - 0.6%
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 5/15/39	$660,000	$771,342

South Carolina - 2.3%
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 12/01/30	$700,000	$706,216
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 12/01/30	400,000	404,824
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	525,000	558,322
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	199,626	198,063
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	109,467	105,240
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	85,554	8,421
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	79,443	7,820
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	40,000	40,838
South Carolina Public Service Authority Rev., “A”, 5.125%, 12/01/43	280,000	307,135
South Carolina Public Service Authority Rev., “B”, 5.125%, 12/01/43	675,000	740,414

		$3,077,293
South Dakota - 0.3%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$235,000	$257,788
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	140,000	151,430

		$409,218
Tennessee - 4.5%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$1,035,000	$1,127,446
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 7/01/31	1,120,000	1,158,842
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 9/01/36	1,085,000	1,121,499
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/21	1,710,000	1,942,953
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	270,000	309,385
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	165,000	189,874
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2/01/25	240,000	271,750

		$6,121,749
Texas - 13.6%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$305,000	$312,259
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5%, 1/01/34	45,000	45,489
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	400,000	424,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	$105,000	$124,290
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	75,000	83,573
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	410,000	431,644
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	165,000	195,060
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	215,000	245,491
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	135,000	154,605
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	370,000	406,123
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	780,000	850,223
Dallas County, TX, Flood Control District, 7.25%, 4/01/32	750,000	752,325
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 8/15/34	845,000	941,364
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	100,000	104,461
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.032%, 10/01/29 (Put Date 3/01/17)	300,000	304,185
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	115,000	119,689
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 4/01/28	375,000	375,660
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	540,000	591,937
Harris County, TX, Cultural Education Facilities Financial Corp., Thermal Utilities Rev. (Teco Project), “A”, 5.25%, 11/15/35	140,000	157,193
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	205,000	245,924
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	110,000	122,426
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	20,000	22,110
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	40,000	44,122
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	70,000	20,414
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	175,000	39,204
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	175,000	199,220
Houston, TX, Airport System Rev., Special Facilities (Continental Airlines, Inc.), 6.5%, 7/15/30	445,000	516,823
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	595,000	627,410
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	115,000	121,193
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	310,000	332,484
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	175,000	181,762
Houston, TX, Airport System Rev., Subordinate Lien, “A”, 5%, 7/01/31	150,000	164,040
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	380,000	381,919
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	195,000	232,516
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	60,000	64,304
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	275,000	311,878
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/35	75,000	76,088
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/43	80,000	80,574
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/49	80,000	79,059
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	25,000	26,422
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	30,000	31,249
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	65,000	66,589
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	170,000	177,825
North Texas Tollway Authority Rev., 6%, 1/01/38	765,000	888,754
North Texas Tollway Authority Rev. (Special Projects System), “D”, 5%, 9/01/31	1,200,000	1,379,256
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	660,000	662,092
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	100,000	115,852
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	185,000	215,458
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	135,000	159,322
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	20,000	20,031
San Jacinto, TX, Community College District, 5.125%, 2/15/38	430,000	467,917

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	$550,000	$597,229
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	415,000	450,935
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	125,000	125,045
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	770,000	767,313
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	60,000	62,944
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	35,000	36,693
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/30	155,000	164,932
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/36	290,000	298,280
Texas Gas Acquisition & Supply Corp III., Gas Supply Rev., 5%, 12/15/31	150,000	161,457
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	170,000	210,897
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	135,000	163,548
Texas Tech University Rev., Refunding & Improvement, “A”, 5%, 8/15/30	195,000	227,586
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	345,000	135,054
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	130,000	150,396
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	195,000	223,823

		$18,470,624
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$205,000	$230,945

Vermont - 0.2%
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	$10,000	$11,381
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	90,000	90,812
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	15,000	16,612
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	170,000	172,343

		$291,148
Virginia - 2.1%
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	$410,000	$425,322
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	55,000	52,123
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	130,000	130,439
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/45	100,000	101,537
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	175,000	185,040
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	175,000	182,357
Virginia Small Business Financing Authority Hospital Rev. (Wellmont Health Project), ‘‘A’’, 5.25%, 9/01/37	470,000	486,859
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	470,000	536,543
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	755,000	818,563

		$2,918,783
Washington - 4.2%
King County, WA, Sewer Rev., 5%, 1/01/40	$1,395,000	$1,552,621
Olympia, WA, Healthcare Facilities Authority Rev. (Catholic Health Initiatives), “D”, 6.375%, 10/01/36	1,095,000	1,242,464
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	90,000	95,847
Washington Health Care Facilities Authority Rev. (Multicare Health Systems), “B”, ASSD GTY, 6%, 8/15/39	440,000	521,356
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “A”, 5%, 10/01/33	1,105,000	1,224,970
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	280,000	303,979
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	165,000	166,964
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	115,000	115,432

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	$115,000	$116,878
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	400,000	400,180

		$5,740,691
West Virginia - 0.2%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	$40,000	$45,096
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	80,000	89,766
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	125,000	127,969

		$262,831
Wisconsin - 4.8%
Wisconsin General Fund Annual Appropriation Rev., “A”, 5.75%, 5/01/33	$660,000	$757,581
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/26	200,000	226,210
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), “A”, 5%, 7/15/28	60,000	67,411
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	725,000	874,408
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	490,000	604,170
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	935,000	955,991
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 4.95%, 3/01/30	55,000	55,124
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.25%, 3/01/35	55,000	54,867
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.5%, 3/01/45	150,000	149,565
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 4%, 9/01/20	35,000	36,175
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/25	30,000	31,717
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/30	50,000	50,627
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	60,000	59,353
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	150,000	150,429
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	110,000	112,525
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	100,000	104,320
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	95,000	100,234
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	115,000	123,395
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	75,000	75,227
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/47	190,000	193,808
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	135,000	142,919
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	1,445,000	1,551,540
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	75,000	77,159

		$6,554,755
Total Municipal Bonds		$206,692,547

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	776,455	$776,455
Total Investments		$207,469,002

Other Assets, Less Liabilities - 2.2%		3,021,461

ARPS, at liquidation value (Issued by the fund) - (2.9)%		(3,900,000)

VMTPS, at liquidation value (Issued by the fund) - (52.5)%		(71,100,000)
Net assets applicable to common shares - 100.0%		$135,490,463

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,081,835, representing 1.5% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(v)

Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 12/01/16	10/17/01-1/14/02	$455,481	$454,825
% of Net assets applicable to common shares			0.3%

The following abbreviations are used in this report and are defined:

ARPS	Auction Rate Preferred Shares
COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit
VMTPS	Variable Rate Municipal Term Preferred Shares

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 8/31/15

Futures Contracts at 8/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	188	$23,887,750	December - 2015	$5,195
U.S. Treasury Bond 30 yr (Short)	USD	15	2,319,375	December - 2015	6,041

					$11,236

At August 31, 2015, the fund had cash collateral of $304,800 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of August 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$206,692,547	$—	$206,692,547
Mutual Funds	776,455	—	—	776,455
Total Investments	$776,455	$206,692,547	$—	$207,469,002

Other Financial Instruments
Futures Contracts	$11,236	$—	$—	$11,236

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$191,668,816
Gross unrealized appreciation	17,750,275
Gross unrealized depreciation	(1,950,089)
Net unrealized appreciation (depreciation)	$15,800,186

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,838,375	34,043,194	(35,105,114)	776,455

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,459	$776,455

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 15, 2015

*	Print name and title of each signing officer under his or her signature.